Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2017
Finance income and expense
Schedule of finance income and expense

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Senior secured and senior notes	492	447	378
Term loan	5	26	26
Other interest expense	6	7	8
Interest expense	503	480	412
Net pension interest cost (Note 18)	22	24	23
Loss on derivative financial instruments	24	—	—
Foreign currency translation (gains)/losses	(68)	29	77
Other finance (income)/expense	(2)	(5)	2
Finance expense before exceptional items	479	528	514
Exceptional finance expense (Note 4)	123	165	13
Total finance expense	602	693	527
Exceptional finance income (Note 4)	—	(78)	—
Net finance expense	602	615	527